Cash and short-term deposits (Tables)	12 Months Ended
Dec. 31, 2019
Cash and short term deposits [abstract]
Summary of cash and cash equivalents

	December 31, 2019	December 31, 2018
	€	€
Cash at banks and on hand	161,760	174,992
Short-term deposits	1,465	2,056

	163,225	177,048